Stock Options (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted						2,141
Weighted average exercise price	$ 68.61	$ 75.41		€ 49.75	€ 57.15
Options Awarded						2,141
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	$ 13,593	$ 26,476	$ 29,071